UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.90%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	31,706,018	$494,297

Lord Abbett Research
Fund, Inc. - America’s
Value Fund - Class Y(b)	576,280	7,843

Lord Abbett Bond
Debenture Fund,
Inc. - Class Y(c)	26,731,276	211,712

Lord Abbett Investment
Trust - High Yield
Fund - Class Y(c)	17,300,750	135,984

Lord Abbett Securities
Trust - International Core
Equity Fund - Class Y(d)	9,026,107	151,368

Lord Abbett Research
Fund, Inc. - Large Cap
Core Fund - Class Y(e)	5,202,595	166,483

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(f)	24,321,330	250,509

Total Investments in Underlying Funds (cost $1,301,003,986)		$1,418,196

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $440,000 of Federal Home Loan Mortgage Corp. at 5.25% due 4/10/2019; value: $441,650; proceeds: $432,769 (cost $432,544)	$433	$433

Total Investments in Securities 99.93% (cost $1,301,436,530)		1,418,629
Other Assets in Excess of Liabilities 0.07%		949
Net Assets 100.00%		$1,419,578

(a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)  Fund investment objective is to seek current income and capital appreciation.

(c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)  Fund investment objective is to seek long-term capital appreciation.

(e)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(f)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.62%

CONVERTIBLE BONDS 75.42%

Advertising 1.44%
Omnicom Group Inc.	Zero Coupon	7/1/2038	$4,250	$4,621,875

Aerospace & Defense 3.19%
L-3 Communications Corp.	3.00%	8/1/2035	4,015	4,592,156
Lockheed Martin Corp.	5.308%#	8/15/2033	3,993	5,615,755
Total				10,207,911

Airlines 0.88%
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,818,969

Banks 2.27%
Wells Fargo & Co.	5.106%#	5/1/2033	7,275	7,263,360

Biotechnology 2.45%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	2,380	3,436,125
Cephalon, Inc.	Zero Coupon	6/15/2033	3,360	4,401,600
Total				7,837,725

Broadcast & Cable 1.33%
Lehman Brothers Holdings, Inc.
(convertible into News Corp., Class A)	0.45%	12/27/2013	4,500	4,248,900

Commercial Services 0.93%
Quanta Services, Inc.	4.50%	10/1/2023	1,150	2,971,313

Communications Equipment 6.78%
ADC Telecommunications, Inc.	5.784%#	6/15/2013	5,650	5,431,062
Arris Group, Inc.	2.00%	11/15/2026	3,680	4,296,694
Ciena Corp.	0.25%	5/1/2013	3,625	3,860,625
CommScope, Inc.	1.00%	3/15/2024	1,890	4,944,713
Lucent Technologies Inc.	2.875%	6/15/2023	3,295	3,179,675
Total				21,712,769

Conglomerates 3.00%
Chemed Corp.+	1.875%	5/15/2014	2,000	1,965,000

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Conglomerates (continued)
EnPro Industries, Inc.	3.938%	10/15/2015	$2,220	$3,213,450
Roper Industries, Inc.	1.481%	1/15/2034	5,500	4,406,875
Total				9,585,325

Cosmetics 1.19%
Chattem, Inc.	2.00%	11/15/2013	3,150	3,815,438

Diversified Financials 1.06%
Countrywide Financial Corp.+	1.86%#	4/15/2037	3,750	3,406,500

e-Commerce 1.73%
Digital River, Inc.	1.25%	1/1/2024	1,395	1,654,819
Priceline.com, Inc.	1.00%	8/1/2010	1,860	3,875,775
Total				5,530,594

Electronic Equipment & Instruments 0.60%
Itron, Inc.	2.50%	8/1/2026	1,330	1,905,225

Entertainment 1.00%
Walt Disney Co. (The)	2.125%	4/15/2023	2,675	3,213,344

Foods 1.35%
Morgan Stanley
(convertible into Nestle S.A.)+	2.00%	6/28/2012	3,800	4,328,010

Health Equipment & Supply 3.52%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,460	3,961,700
Credit Suisse (convertible into Conceptus Inc.)	11.00%	8/22/2008	140	2,398,667
Fisher Scientific International, Inc.	3.25%	3/1/2024	3,300	4,900,500
Total				11,260,867

Household Products 1.06%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,386,906

Insurance: Life 1.51%
Prudential Financial, Inc.	2.96%#	12/12/2036	4,800	4,837,776

Internet Software & Services 2.08%
Blackboard Inc.	3.25%	7/1/2027	3,000	3,112,500
Equinix, Inc.	2.50%	4/15/2012	3,450	3,531,938
Total				6,644,438

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
IT Services 3.68%
Amdocs Ltd. (Island of Guernsey)(a)	0.50%	3/15/2024	$4,690	$4,842,425
Electronic Data Systems Corp.	3.875%	7/15/2023	3,100	3,119,375
Trizetto Group, Inc. (The)+	1.125%	4/15/2012	4,160	3,801,200
Total				11,763,000

Machinery 1.38%
Danaher Corp.	Zero Coupon	1/22/2021	3,870	4,406,963

Miscellaneous: Energy 1.58%
Covanta Holding Corp.	1.00%	2/1/2027	4,150	4,004,750
Evergreen Energy Inc.+	8.00%	8/1/2012	1,005	1,055,250
Total				5,060,000

Miscellaneous: Financial 1.83%
Morgan Stanley (linked to a basket of Asian/Euro equity indices)+	0.25%	1/15/2013	4,575	5,860,575

Natural Gas Diversified 0.31%
NorthernStar Natural Gas LLC PIK+	5.00%#	5/15/2013	1,071	990,749

Oil: Integrated 1.90%
Devon Energy Corp.	4.90%	8/15/2008	3,695	6,082,894

Oil Services 2.53%
Cal Dive International, Inc.	3.25%	12/15/2025	2,300	3,208,500
Cameron International Corp.	2.50%	6/15/2026	3,600	4,882,500
Total				8,091,000

Pharmaceuticals 7.67%
Bristol-Myers Squibb Co.	4.86%	9/15/2023	6,600	6,658,080
Gilead Sciences, Inc.	0.625%	5/1/2013	2,900	3,226,250
Isis Pharmaceuticals Inc.	2.625%	2/15/2027	3,330	3,583,912
Teva Pharmaceutical Finance LLC,
Series A (Israel)(a)	0.50%	2/1/2024	4,900	5,818,750
Wyeth	4.886%#	1/15/2024	4,920	5,255,052
Total				24,542,044

Real Estate 1.01%
Vornado Realty Trust	3.625%	11/15/2026	3,350	3,236,938

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Retail: Multiline 1.29%
BNP Paribas (convertible into
CVS Caremark Corp.) (France)+(a)	6.70%	12/14/2007	$3,690	$4,131,324

Semiconductors 6.37%
Agere Systems, Inc.	6.50%	12/15/2009	6,820	6,854,100
Cypress Semiconductor Corp.	1.00%	9/15/2009	1,720	2,023,150
Intel Corp.	2.95%	12/15/2035	5,250	5,394,375
LSI Corp.	4.00%	5/15/2010	3,000	2,891,250
STMicroelectronics N.V. (Netherlands)(a)	Zero Coupon	2/23/2016	3,140	3,217,445
Total				20,380,320

Software: Applications & Systems 4.33%
Cadence Design Systems, Inc.+	1.375%	12/15/2011	2,850	3,270,375
EMC Corp.	1.75%	12/1/2011	4,350	5,948,625
SPSS Inc.+	2.50%	3/15/2012	2,680	2,971,450
Sybase, Inc.	1.75%	2/22/2025	1,550	1,672,062
Total				13,862,512

Utilities: Electric 1.20%
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	3,823,875

Wireless Communications Services 2.97%
American Tower Corp.	3.00%	8/15/2012	1,945	3,860,825
Nextel Communications, Inc.	5.25%	1/15/2010	5,645	5,630,887
Total				9,491,712
Total Convertible Bonds (cost $218,292,704)				241,321,151

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 20.20%

Building Products 0.95%
Landesbank Baden-Wurttemberg
(Germany)(a)	13.40%		53	3,028,354

Broadcast & Cable 0.78%
News Corp Finance TR II+	0.75%		2	2,492,767

Chemicals 1.45%
Celanese Corp.	4.25%		99	4,626,685

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

	Interest	Shares
Investments	Rate	(000)	Value
Communications Equipment 0.99%
Lucent Technologies Capital Trust I	7.75%	3	$3,180,100

Diversified Financials 0.99%
Affiliated Managers Group, Inc.	5.10%	57	3,181,750

Diversified Metals & Mining 2.27%
Freeport-McMoRan Copper & Gold, Inc.	6.75%	34	4,532,869
Vale Capital Ltd. (Cayman Islands)(a)	5.50%	53	2,737,681
Total			7,270,550

Foods 2.59%
Bunge Ltd. (Bermuda)(a)	4.875%	32	3,824,000
Lehman Brothers Holdings, Inc.
(convertible into General Mills, Inc.)	6.25%	172	4,470,180
Total			8,294,180

Household Durables 1.04%
Stanley Works (The)	7.145%#	3	3,319,200

Insurance: Life 0.76%
MetLife Inc.	6.375%	76	2,431,837

Insurance: Multi-Line 1.04%
Fortis Insurance N.V. (Netherlands)+(a)	7.75%	256	3,331,976

Internet Software & Services 0.77%
Goldman Sachs Group, Inc. (The)
(convertible into SINA Corp.)+	8.15%	60	2,458,967

Miscellaneous: Industrials 1.05%
Lehman Brothers Holdings, Inc.
(convertible into ABB Ltd.)	9.35%	138	3,354,052

Natural Gas Diversified 1.42%
Williams Cos., Inc. (The)	5.50%	31	4,550,781

Oil: Integrated 1.11%
Chesapeake Energy Corp.	4.50%	37	3,541,195

Oil Services 0.54%
Morgan Stanley
(convertible into Valero Energy Corp.)+	7.25%	26	1,731,520

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2007

	Interest	Shares
Investments	Rate	(000)	Value
Railroads 0.58%
Kansas City Southern	5.125%	2	$1,857,938

Utilities: Electric 1.87%
AES Trust III	6.75%	62	2,964,547
Entergy Corp.	7.625%	47	3,028,619
Total			5,993,166
Total Convertible Preferred Stocks (cost $59,411,222)			64,645,018
Total Long-Term Investments (cost $277,703,926)			305,966,169

		Principal
		Amount
		(000)
SHORT-TERM INVESTMENT 4.85%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $15,760,000 of Federal National Mortgage Assoc. at 5.68% due 2/23/2017; value: $15,838,800; proceeds: $15,533,488 (cost $15,525,415)		$15,525	15,525,415
Total Investments in Securities 100.47% (cost $293,229,341)			321,491,584
Liabilities in Excess of Other Assets (0.47%)			(1,504,165)
Net Assets 100.00%			$319,987,419

PIK Payment-in-kind at 7.00%.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at August 31, 2007.

(a)  Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 106.43%

Asset-Backed Securities 0.48%
Credit-Based Asset Servicing and
Securitization 2006-CB4 AV1	5.545%#	5/25/2036	$285	$283,714
Ford Credit Auto Owner Trust 2005-A B	3.88%	1/15/2010	300	295,759
Total				579,473

Corporate Bonds 7.54%
Amgen, Inc.+	6.375%	6/1/2037	192	185,290
AT&T Corp.	7.30%	11/15/2011	572	613,237
Avnet, Inc.	6.625%	9/15/2016	225	228,656
Bank of America Corp.	5.625%	10/14/2016	1,565	1,545,497
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	255	279,887
CenterPoint Energy, Inc.	5.95%	2/1/2017	39	38,947
CenterPoint Energy, Inc.	7.25%	9/1/2010	199	208,284
Citigroup, Inc.	6.00%	8/15/2017	1,163	1,179,394
Comcast Corp.	6.45%	3/15/2037	107	103,655
Corn Products Int’l., Inc.	8.45%	8/15/2009	160	169,415
Countrywide Financial Corp.	5.80%	6/7/2012	256	240,817
CVS Caremark Corp.	5.75%	6/1/2017	192	187,992
Deutsche Telekom Int’l Finance B.V.
(Netherlands)(a)	8.00%	6/15/2010	475	505,958
Equifax Inc.	7.00%	7/1/2037	103	103,478
Exelon Generation Co.	6.95%	6/15/2011	85	88,746
FMC Corp.	7.00%	5/15/2008	210	211,015
France Telecom S.A. (France)(a)	7.75%	3/1/2011	427	457,321
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	159	150,309
Home Depot, Inc. (The)	5.875%	12/16/2036	207	178,944
Intuit, Inc.	5.40%	3/15/2012	70	69,708
Janus Capital Group Inc.	6.25%	6/15/2012	178	180,592
Midamerican Energy Holdings	6.125%	4/1/2036	94	90,934
Nevada Power Co.	6.75%	7/1/2037	92	91,412
Pacific Energy Partners, L.P.	6.25%	9/15/2015	280	277,303
Pactiv Corp.	5.875%	7/15/2012	74	75,427
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	223	236,615

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Seagate Technology Holdings, Inc.
(Cayman Islands)(a)	6.80%	10/1/2016	$209	$202,207
Source Gas LLC+	5.90%	4/1/2017	85	82,760
Steelcase Inc., Class A	6.50%	8/15/2011	179	185,393
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	85	83,300
Verizon Global Funding Corp.	7.25%	12/1/2010	595	628,424
Wisconsin Power & Light	6.375%	8/15/2037	172	175,734
Total				9,056,651

Government Sponsored Enterprises
Pass-Throughs 53.77%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	878	878,055
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	503	496,028
Federal Home Loan Mortgage Corp. 1B3113	5.688%#	10/1/2036	438	438,344
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	831	834,875
Federal Home Loan Mortgage Corp. 1G2408	6.14%#	6/1/2036	1,561	1,569,052
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	390	389,498
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	598	601,837
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	16	16,426
Federal Home Loan Mortgage Corp. A44001	5.50%	3/1/2036	2,670	2,608,684
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	488	477,137
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	1,027	1,002,919
Federal Home Loan Mortgage Corp. C01552	5.50%	5/1/2033	1,376	1,347,804
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	114	117,173
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	14	14,716
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	299	292,579
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	321	314,258
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	671	655,341
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	142	143,965
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	3,067	2,996,120
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	996	973,442
Federal Home Loan Mortgage Corp. G12334	5.00%	9/1/2021	1,101	1,075,438
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	190	185,908
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	697	692,895
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	200	195,762

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	$467	$456,580
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	635	620,783
Federal Home Loan Mortgage Corp. J00555	5.00%	12/1/2020	358	349,523
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	442	439,763
Federal Home Loan Mortgage Corp. J04188	5.50%	1/1/2022	1,451	1,442,785
Federal Home Loan Mortgage Corp. J05325	5.50%	8/1/2022	515	512,106
Federal National Mortgage Assoc.	3.497%#	8/1/2033	308	306,334
Federal National Mortgage Assoc.	4.506%#	7/1/2035	424	422,449
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,165	1,121,198
Federal National Mortgage Assoc.	4.855%#	8/1/2035	649	644,719
Federal National Mortgage Assoc.	5.012%#	4/1/2035	670	667,310
Federal National Mortgage Assoc.	5.246%#	10/1/2035	1,048	1,033,266
Federal National Mortgage Assoc.	5.393%#	4/1/2036	386	384,141
Federal National Mortgage Assoc.	5.403%#	9/1/2036	653	649,628
Federal National Mortgage Assoc.	5.484%#	4/1/2036	1,048	1,045,221
Federal National Mortgage Assoc.	5.487%#	11/1/2036	884	881,970
Federal National Mortgage Assoc.(b)	5.50%	TBA	2,935	2,866,670
Federal National Mortgage Assoc.(c)	5.50%	7/1/2033 - 9/1/2037	26,361	25,766,914
Federal National Mortgage Assoc.	5.508%#	4/1/2036	543	541,031
Federal National Mortgage Assoc.	5.628%#	6/1/2036	576	575,968
Federal National Mortgage Assoc.	5.666%#	8/1/2036	908	910,649
Federal National Mortgage Assoc.	5.757%#	10/1/2036	597	603,045
Federal National Mortgage Assoc.	5.772%#	1/1/2037	356	359,894
Federal National Mortgage Assoc.	5.821%#	10/1/2036	424	429,360
Federal National Mortgage Assoc.	5.942%#	5/1/2036	449	455,232
Federal National Mortgage Assoc.	5.961%#	8/1/2036	917	923,432
Federal National Mortgage Assoc.	5.967%#	12/1/2036	1,187	1,203,362
Federal National Mortgage Assoc.	6.50%	7/1/2032 - 1/1/2036	617	629,597
Total				64,561,186

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities 39.79%
Banc of America Commercial
Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$530	$513,483
Banc of America Commercial
Mortgage, Inc. 2003-2 A4	5.061%#	3/11/2041	210	205,025
Banc of America Commercial
Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	97	95,425
Banc of America Commercial
Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	1,775	1,735,972
Banc of America Commercial
Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	655	641,127
Banc of America Commercial
Mortgage, Inc. 2005-2 AM	4.913%#	7/10/2043	275	263,415
Banc of America Commercial
Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	382	377,501
Banc of America Commercial
Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	1,120	1,086,971
Banc of America Commercial
Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	500	497,248
Banc of America Commercial
Mortgage, Inc. 2005-6 ASB	5.353%#	9/10/2047	1,060	1,041,434
Banc of America Commercial
Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	352	355,729
Banc of America Commercial
Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	1,170	1,150,004
Bear Stearns Commercial Mortgage
Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	512	501,186
Bear Stearns Commercial Mortgage
Securities, Inc. 2004 PWR5 A2	4.254%	7/11/2042	125	122,182
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	640	638,427
Bear Stearns Commercial Mortgage
Securities Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,573,973
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	118	116,736
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	451,585
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	381	375,150
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	1,230	1,208,716

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T20 A2	5.127%#	10/12/2042	$1,490	$1,480,247
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	258	255,332
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW14 A4	5.201%	12/11/2038	60	58,005
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	210	204,934
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-T24 AAB	5.533%	10/12/2041	180	179,154
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	610	606,040
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	165	164,814
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	1,345	1,332,531
Commercial Mortgage Pass-Through
2005-C6 AAB	5.077%#	6/10/2044	1,530	1,500,361
Commercial Mortgage Pass-Through
Cer 2006-C7 A4	5.962%#	6/10/2046	1,342	1,359,819
Credit Suisse First Boston Mortgage
Securities Corp. 2003-C5 A4	4.90%#	12/15/2036	775	749,402
Credit Suisse First Boston Mortgage
Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	430	423,635
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C2 A2	5.416%#	5/15/2036	350	347,231
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C5 A2	4.183%	11/15/2037	580	566,052
Credit Suisse Mortgage Capital Cert
Securities Corp. 2006-C3 AAB	6.021%#	6/15/2038	500	506,689
GE Capital Commercial Mortgage 2004-C3 A2	4.433%	7/10/2039	310	304,887
GE Capital Commercial Mortgage 2005-C1 A5	4.772%#	6/10/2048	100	95,346
GMAC Commercial Mortgage
Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	217	211,662
GMAC Commercial Mortgage
Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,367,705
GMAC Commercial Mortgage
Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	225	221,641

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage
Securities, Inc. 2003-C2 A2	5.475%#	5/10/2040	$105	$104,992
GMAC Commercial Mortgage
Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	350	337,968
GMAC Commercial Mortgage
Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	1,235	1,203,590
Greenwich Capital Commercial
Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	16	16,107
Greenwich Capital Commercial
Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	405	396,423
Greenwich Capital Commercial
Funding Corp. 2005-GG5 AM	5.277%#	4/10/2037	200	195,833
Greenwich Capital Commercial
Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	172,908
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	138	136,594
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	330	313,583
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	600	570,052
GS Mortgage Securities Corp. II 2006-GG6 A1	5.553%#	4/10/2038	100	99,525
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	374	375,127
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-CB13 A4	5.472%#	1/12/2043	230	226,588
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	294,806
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	80	76,648
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-LDP5 A	5.345%#	12/15/2044	1,820	1,785,351
JPMorgan Chase Commercial Mortgage
Securities Corp. 2006-CB15 AM	5.855%#	6/12/2043	200	202,621
JPMorgan Chase Commercial Mortgage
Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	660	658,445
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	426,774
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	95	88,868
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	300	295,241
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	145,039
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	74	70,981
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	335	327,227

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	$200	$195,306
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	560	556,235
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	198,358
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	60	58,174
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%#	3/15/2039	145	145,305
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.085%#	6/15/2038	90	91,912
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.105%#	6/15/2038	60	60,282
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	525	521,784
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	305	298,685
Merrill Lynch Countrywide Commercial
Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	125	125,024
Merrill Lynch Countrywide Commercial
Mortgage Trust 2006-1 A4	5.607%#	2/12/2039	135	133,838
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	467,337
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	131,642
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%#	7/12/2038	400	390,309
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.396%#	11/12/2037	175	174,614
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	1,350	1,327,219
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	84	83,723
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%#	1/12/2044	250	245,188
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	108,776
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	130	125,139
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	366	366,083
Merrill Lynch Mortgage Trust 2006-C1 A2	5.798%#	5/12/2039	1,125	1,133,721
Merrill Lynch Mortgage Trust 2006-C1 A4	5.843%#	5/12/2039	250	251,742
Morgan Stanley Capital I 2003-IQ5 A2	4.09%	4/15/2038	996	988,082
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	480	468,794
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	111	110,061
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	667	658,671
Morgan Stanley Capital I 2005-HQ5 A4	5.168%	1/14/2042	75	73,087
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	153,159
Morgan Stanley Capital I 2006-HQ10 A4	5.328%	11/12/2041	150	146,479
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	510	505,489

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	$894	$900,816
Wachovia Bank Commercial Mortgage
Trust 2003-C6 A4	5.125%#	8/15/2035	425	416,245
Wachovia Bank Commercial Mortgage
Trust 2004-C10 A4	4.748%	2/15/2041	140	133,934
Wachovia Bank Commercial Mortgage
Trust 2004-C14 A1	3.477%	8/15/2041	211	206,712
Wachovia Bank Commercial Mortgage
Trust 2005-C16 A2	4.38%	10/15/2041	1,223	1,197,684
Wachovia Bank Commercial Mortgage
Trust 2005-C21 A4	5.385%#	10/15/2044	225	221,322
Total				47,778,998

U.S. Treasury Obligations 4.85%
U.S. Treasury Bond(d)	4.50%	2/15/2036	4,580	4,342,774
U.S. Treasury Note Inflation Index Bond(e)	1.625%	1/15/2015	306	289,456
U.S. Treasury Strips	Zero Coupon	2/15/2036	4,657	1,184,662
Total				5,816,892
Total Long-Term Investments (cost $127,725,912)				127,793,200

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2007

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 1.33%
Repurchase Agreements
Repurchase Agreement dated 8/31/2007, 5.20% due 9/4/2007 with Nomura Securities International, Inc. collateralized by $1,520,000 of Federal National Mortgage Assoc. at 5.25% due 12/3/2007; value: $1,540,020; proceeds: 1,508,871	$1,508	$1,508,000

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $90,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010; value: $92,588; proceeds: $85,894	86	85,850
Total Short-Term Investments (cost $1,593,850)		1,593,850
Total Investments in Securities 107.76% (cost $129,319,762)		129,387,050
Liabilities in Excess of Other Assets(f) (7.76%)		(9,321,926)
Net Assets 100.00%		$120,065,124

#     Variable rate security. The interest rate represents the rate at August 31, 2007.

+     Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)   Foreign security traded in U.S. dollars.

(b)   To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)   Security has been partially segregated to cover margin requirements for open futures contracts as of August 31, 2007.

(d)   Security has been fully/partially segregated for open reverse repurchase agreements as of August 31, 2007.

(e)   Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f)   Liabilities in excess of other assets include net unrealized appreciation (depreciation) on TBA sale commitment and futures contracts as follows:

TBA sale commitment

			Principal
Government Sponsored Enterprises	Interest	Maturity	Amount
Pass-Though	Rate	Date	(000)	Value
Federal National Mortgage Assoc.(g)	5.50%	TBA	$2,400	$2,344,126
Total (Proceeds $2,335,500)

Open futures contracts at August 31, 2007:

					Unrealized
					Appreciation
Type	Expiration	Contracts	Position	Market Value	(Depreciation)
U.S. 5-Year Treasury Note	December 2007	13	Short	$(1,387,140)	$3,109
U.S. 10-Year Treasury Note	December 2007	2	Short	(218,094)	(37)
Total				$(1,605,234)	$3,072

(g)   To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.32%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	493,242	$7,690

Lord Abbett Securities
Trust - All Value Fund - Class Y(a)	183,563	2,405

Lord Abbett Research
Fund, Inc. - America’s
Value Fund - Class Y(b)	177,549	2,416

Lord Abbett Developing
Growth Fund, Inc. - Class Y*(c)	114,725	2,454

Lord Abbett Research
Fund, Inc. - Growth
Opportunities Fund - Class Y*(d)	113,507	2,622

Lord Abbett Securities
Trust - International Core
Equity Fund - Class Y(e)	604,751	10,142

Lord Abbett Securities
Trust - International
Opportunities Fund - Class Y(f)	136,887	2,524

Lord Abbett Research
Fund, Inc. - Large Cap
Core Fund - Class Y(g)	277,904	8,893

Lord Abbett Large Cap
Growth Fund - Class Y*(h)	998,439	6,170

Lord Abbett Securities
Trust - Value
Opportunities
Fund - Class Y(f)	321,717	4,475

Total Investments in Underlying Funds
(cost $47,834,254)		$49,791

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $250,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010; value: $257,188; proceeds: $247,825 (cost $247,696)	$248	$248

Total Investments in Securities 99.81%
(cost $48,081,950)		50,039
Other Assets in Excess of Liabilities 0.19%		93
Net Assets 100.00%		$50,132

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and and capital appreciation.
(c)

Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(d)	Fund investment objective is capital appreciation.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is long-term capital appreciation.
(g)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND

(formerly, the Income Strategy Fund) August 31, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.34%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	787,926	$12,284

Lord Abbett Research
Fund, Inc. - America’s
Value Fund - Class Y(b)	1,220,922	16,617

Lord Abbett Bond
Debenture Fund,
Inc. - Class Y(c)	507,035	4,015

Lord Abbett Investment
Trust - High Yield
Fund - Class Y(c)	4,183,815	32,885

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(d)	1,635,964	16,850

Total Investments in Underlying Funds
(cost $83,414,460)		$82,651

	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $135,000 of Federal National Mortgage Assoc. at 3.90% due 12/30/2008; value: $134,325; proceeds: $131,627 (cost $131,559)	$132	$132

Total Investments in Securities 99.50%
(cost $83,546,019)		82,783
Other Assets in Excess of Liabilities 0.50%		416
Net Assets 100.00%		$83,199

(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND

(formerly, the World Growth & Income Strategy Fund) August 31, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.55%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	362,260	$5,648

Lord Abbett Securities
Trust - All Value Fund - Class Y(a)	297,309	3,895

Lord Abbett Research
Fund, Inc. - America’s
Value Fund - Class Y(b)	285,328	3,883

Lord Abbett Research
Fund, Inc.- Growth
Opportunities Fund - Class Y*(c)	673,246	15,552

Lord Abbett Investment
Trust - High Yield
Fund - Class Y(d)	2,066,281	16,241

Lord Abbett Securities
Trust - International Core
Equity Fund - Class Y(e)	4,991,640	83,710

Lord Abbett Securities
Trust - International
Opportunities Fund - Class Y(f)	952,574	17,565

Lord Abbett Research
Fund, Inc. - Large Cap
Core Fund - Class Y(g)	2,401,925	76,861

Lord Abbett Large Cap
Growth Fund - Class Y*(h)	7,685,101	47,494

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(i)	6,035,133	62,162

Lord Abbett Securities
Trust - Value
Opportunities
Fund - Class Y(f)	345,487	4,806

Total Investments in Underlying Funds
(cost $313,283,252)		$337,817

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.25%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $865,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010; value: $889,869; proceeds: $869,674 (cost $869,222)	$869	$869

Total Investments in Securities 99.80%
(cost $314,152,474)		338,686
Other Assets in Excess of Liabilities 0.20%		669
Net Assets 100.00%		$339,355

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and and capital appreciation.
(c)	Fund investment objective is capital appreciation.
(d)	Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is long-term capital appreciation.
(g)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(h)	Fund investment objective is long-term capital growth.
(i)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 94.46%

HIGH YIELD CORPORATE BONDS 94.46%

Aerospace/Defense 3.60%
Esterline Technologies Corp.+	6.625%	3/1/2017	$500	$485,000
Esterline Technologies Corp.	7.75%	6/15/2013	2,000	1,995,000
Hawker Beechcraft Corp.+	9.75%	4/1/2017	4,000	3,970,000
L-3 Communications Corp.(c)	6.125%	1/15/2014	4,000	3,880,000
Moog Inc., Class A	6.25%	1/15/2015	2,500	2,375,000
Total				12,705,000

Apparel/Textiles 0.61%
Levi Strauss & Co.	12.25%	12/15/2012	2,000	2,145,000

Auto Loans 2.08%
Ford Motor Credit Co.	7.375%	10/28/2009	2,750	2,603,483
Ford Motor Credit Co.	9.75%	9/15/2010	3,000	2,972,913
GMAC LLC	7.25%	3/2/2011	1,925	1,769,816
Total				7,346,212

Auto Parts & Equipment 2.84%
Cooper-Standard Automotive, Inc	8.375%	12/15/2014	2,000	1,740,000
Lear Corp.	8.50%	12/1/2013	2,500	2,375,000
Stanadyne Corp.	10.00%	8/15/2014	1,300	1,300,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	1,000	805,000
Tenneco Inc.	10.25%	7/15/2013	1,000	1,072,500
TRW Automotive Inc.+	7.25%	3/15/2017	3,000	2,745,000
Total				10,037,500

Automotive 2.86%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	2,000	1,950,000
Ford Motor Co.	9.50%	9/15/2011	2,000	1,930,000
General Motors Corp.	7.20%	1/15/2011	7,000	6,212,500
Venture Holdings Trust*(b)	9.50%	7/1/2005	250	1,000
Total				10,093,500

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Beverage 0.22%
Constellation Brands, Inc.	8.125%	1/15/2012	$775	$780,813

Building & Construction 0.48%
D.R. Horton, Inc.(c)	5.00%	1/15/2009	1,000	956,231
Standard Pacific Corp.	9.25%	4/15/2012	1,000	735,000
Total				1,691,231

Building Materials 0.18%
NTK Holdings Inc (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	1,000	630,000

Chemicals 3.70%
Dow Chemical Co. (The)(c)	6.125%	2/1/2011	1,000	1,027,429
Equistar Chemicals, LP.	8.75%	2/15/2009	1,500	1,545,000
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	3,500	3,237,500
Momentive Performance+	9.75%	12/1/2014	1,500	1,436,250
Mosaic Co. (The)+	7.375%	12/1/2014	900	920,250
Nalco Co.	7.75%	11/15/2011	2,500	2,556,250
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	2,500	2,337,500
Total				13,060,179

Diversified Capital Goods 1.61%
Mueller Water Products, Inc.+	7.375%	6/1/2017	1,500	1,432,500
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,750	1,640,625
RBS Global & Rexnord Corp.	11.75%	8/1/2016	2,500	2,600,000
Total				5,673,125

Electric: Generation 3.73%
Dynegy Holdings, Inc.	8.375%	5/1/2016	3,500	3,456,250
Edison Mission Energy	7.75%	6/15/2016	3,500	3,543,750
NRG Energy, Inc.	7.375%	1/15/2017	3,250	3,201,250
Reliant Energy, Inc.	6.75%	12/15/2014	3,000	2,985,000
Total				13,186,250

Electric: Integrated 2.27%
CMS Energy Corp.	9.875%	10/15/2007	3,500	3,529,799
Mirant Americas Generation LLC	9.125%	5/1/2031	2,500	2,431,250

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric: Integrated (continued)
PSEG Energy Holdings LLC	10.00%	10/1/2009	$1,925	$2,051,769
Total				8,012,818

Electronics 1.50%
Freescale Semiconductor, Inc. PIK	9.125%	12/15/2014	3,000	2,700,000
NXP B.V. (Netherlands)(a)	9.50%	10/15/2015	3,000	2,602,500
Total				5,302,500

Energy: Exploration & Production 3.67%
Chesapeake Energy Corp.(c)	6.25%	1/15/2018	5,000	4,706,250
Cimarex Energy Co.	7.125%	5/1/2017	3,000	2,940,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,447,500
Quicksilver Resources, Inc.	7.125%	4/1/2016	1,000	960,000
Range Resources Corp.	6.375%	3/15/2015	3,000	2,895,000
Total				12,948,750

Environmental 0.87%
Allied Waste North America, Inc.	7.875%	4/15/2013	3,000	3,060,000

Food & Drug Retailers 2.49%
Ingles Markets, Inc.	8.875%	12/1/2011	3,000	3,060,000
Rite Aid Corp.	8.625%	3/1/2015	1,250	1,103,125
Rite Aid Corp.+	9.375%	12/15/2015	2,000	1,830,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	2,775	2,781,938
Total				8,775,063

Food: Wholesale 0.44%
Land O’Lakes, Inc.	9.00%	12/15/2010	1,500	1,567,500

Forestry/Paper 0.70%
Abitibi-Consolidated, Inc. (Canada)(a)	8.86%#	6/15/2011	1,000	865,000
Bowater, Inc.	9.50%	10/15/2012	1,000	885,000
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	1,500	720,000
Total				2,470,000

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaming 5.95%
Harrah’s Operating Co., Inc.	5.375%	12/15/2013	$4,000	$3,143,956
Las Vegas Sands Corp.	6.375%	2/15/2015	3,000	2,865,000
Mandalay Resort Group	9.375%	2/15/2010	2,500	2,625,000
MGM Mirage, Inc.	7.50%	6/1/2016	1,300	1,290,250
River Rock Entertainment Authority	9.75%	11/1/2011	2,072	2,134,160
Snoqualmie Entertainment Authority+	9.063%#	2/1/2014	3,000	2,943,750
Station Casinos, Inc.	6.50%	2/1/2014	3,000	2,557,500
Turning Stone Casino Resort+	9.125%	12/15/2010	1,000	1,015,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,500	2,431,250
Total				21,005,866

Gas Distribution 2.70%
Inergy Finance, L.P.	8.25%	3/1/2016	5,000	5,087,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	700	658,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,500	1,616,250
Williams Cos., Inc. (The)	8.125%	3/15/2012	2,000	2,155,000
Total				9,516,750

Health Services 4.11%
Community Health Systems, Inc.+	8.875%	7/15/2015	1,500	1,505,625
HCA, Inc.	6.25%	2/15/2013	3,000	2,580,000
HCA, Inc.	6.375%	1/15/2015	3,000	2,452,500
HCA, Inc.+	9.125%	11/15/2014	2,500	2,568,750
Sun Healthcare Group, Inc.+	9.125%	4/15/2015	2,975	2,989,875
United Surgical Partners, Inc. PIK	9.25%	5/1/2017	2,525	2,411,375
Total				14,508,125

Hotels 1.61%
Gaylord Entertainment Co.	8.00%	11/15/2013	3,280	3,247,200
Host Marriott L.P.	6.375%	3/15/2015	2,500	2,437,500
Total				5,684,700

Household & Leisure Products 0.42%
Remington Arms Co., Inc.	10.50%	2/1/2011	1,500	1,477,500

Integrated Energy 1.36%
Aventine Renewable Energy Holdings, Inc.	10.00%	4/1/2017	1,500	1,417,500

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Integrated Energy (continued)
VeraSun Energy Corp.+	9.375%	6/1/2017	$1,000	$932,500
VeraSun Energy Corp.	9.875%	12/15/2012	2,400	2,466,000
Total				4,816,000

Leisure 0.75%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	2,500	2,637,500

Machinery 1.47%
Baldor Electric Co.	8.625%	2/15/2017	3,500	3,631,250
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,552,500
Total				5,183,750

Media: Broadcast 2.79%
Barrington Broadcasting Co. LLC+	10.50%	8/15/2014	1,000	1,010,000
Bonten Media Acquisition PIK+	9.00%	6/1/2015	1,350	1,181,250
Univision Communications Inc. PIK+	9.75%	3/15/2015	6,000	5,745,000
XM Satellite Radio Holdings Inc.	9.75%	5/1/2014	2,000	1,910,000
Total				9,846,250

Media: Cable 4.28%
Cablevision Systems Corp.	9.82%#	4/1/2009	2,500	2,575,000
CCH I LLC(c)	11.00%	10/1/2015	1,500	1,477,500
CCH II LLC	10.25%	9/15/2010	1,000	1,007,500
Charter Communications Holdings/Charter Capital	10.00%	5/15/2011	1,000	960,000
Charter Communications Holdings/Charter Capital	11.125%	1/15/2011	1,200	1,173,000
Charter Communications Holdings LLC	9.92%	4/1/2011	86	82,130
DIRECTV Holdings LLC/Finance(c)	6.375%	6/15/2015	2,500	2,350,000
Echostar DBS Corp.	7.00%	10/1/2013	3,500	3,473,750
Mediacom Communications LLC/Corp.	9.50%	1/15/2013	2,000	2,010,000
Total				15,108,880

Media: Services 1.26%
Idearc Inc.	8.00%	11/15/2016	4,475	4,441,437

Metals/Mining Excluding Steel 4.09%
Aleris International, Inc.	10.00%	12/15/2016	2,550	2,390,625
Alpha Natural Resources	10.00%	6/1/2012	4,000	4,155,000
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	3,000	3,202,500
Noranda Aluminum Acquisition Corp. PIK+	9.36%#	5/15/2015	2,500	2,362,500

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Metals/Mining Excluding Steel (continued)
Peabody Energy Corp.	5.875%	4/15/2016	$2,500	$2,331,250
Total				14,441,875

Multi-Line Insurance 0.54%
Hub International Holdings+	9.00%	12/15/2014	825	779,625
USI Holdings Corp.+	9.75%	5/15/2015	1,225	1,127,000
Total				1,906,625

Non-Electric Utilities 0.58%
SEMCO Energy, Inc.	7.75%	5/15/2013	2,000	2,037,644

Non-Food & Drug Retailers 0.75%
Claire’s Stores, Inc.+	10.50%	6/1/2017	900	670,500
Neiman Marcus Group, Inc. (The)	10.375%	10/15/2015	1,000	1,080,000
Yankee Acquisition Corp.	9.75%	2/15/2017	1,000	900,000
Total				2,650,500

Oil Field Equipment & Services 3.07%
Complete Production Services, Inc.	8.00%	12/15/2016	2,500	2,418,750
Grant Prideco, Inc.	6.125%	8/15/2015	3,000	2,880,000
Hanover Equipment Trust 2001, Series B	8.75%	9/1/2011	2,500	2,581,250
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,000	1,850,000
PHI, Inc.	7.125%	4/15/2013	700	659,750
Pride International, Inc.	7.375%	7/15/2014	450	456,750
Total				10,846,500

Packaging 1.60%
Ball Corp.	6.625%	3/15/2018	5,900	5,664,000

Printing & Publishing 3.34%
Deluxe Corp.	7.375%	6/1/2015	1,500	1,485,000
Dex Media East LLC/Finance	9.875%	11/15/2009	5,000	5,118,750
Quebecor World Inc. (Canada)+(a)	9.75%	1/15/2015	2,500	2,362,500
R.H. Donnelley Corp.	6.875%	1/15/2013	3,000	2,842,500
Total				11,808,750

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Restaurants 0.54%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	$1,900	$1,911,875

Software/Services 2.12%
PGS Solutions Inc.+	9.625%	2/15/2015	2,500	2,325,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	5,000	5,175,000
Total				7,500,000

Steel Producers/Products 0.85%
AK Steel Holding Corp.	7.75%	6/15/2012	1,000	1,000,000
Algoma Acquisition Corp. (Canada)+(a)	9.875%	6/15/2015	1,500	1,410,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	604,687
Total				3,014,687

Support: Services 3.46%
Aramark Corp.	8.856%#	2/1/2015	3,000	2,985,000
Ashtead Capital Inc.+	9.00%	8/15/2016	875	870,625
Ashtead Holdings plc (United Kingdom)+(a)	8.625%	8/1/2015	610	600,850
Hertz Corp., Class A	10.50%	1/1/2016	3,000	3,255,000
Neff Corp.+	10.00%	6/1/2015	550	486,750
Rental Service Corp.	9.50%	12/1/2014	1,500	1,475,625
United Rentals North America, Inc.	6.50%	2/15/2012	2,500	2,525,000
Total				12,198,850

Telecommunications: Equipment 0.69%
Belden Inc.+	7.00%	3/15/2017	2,500	2,437,500

Telecommunications: Integrated/Services 7.61%
Broadview Networks Holdings+	11.375%	9/1/2012	2,000	2,060,000
Cincinnati Bell Inc.	8.375%	1/15/2014	3,000	2,985,000
Hughes Network Systems, LLC	9.50%	4/15/2014	1,000	995,000
Intelsat Ltd. (Bermuda)(a)	6.50%	11/1/2013	2,000	1,495,000
Intelsat Ltd. (Bermuda)(a)	11.409%#	6/15/2013	4,000	4,130,000
Nordic Telephone Co. Holdings (Denmark)+(a)	8.875%	5/1/2016	3,500	3,640,000
Qwest Communications International Inc.	9.058%#	2/15/2009	2,500	2,518,750
Qwest Corp.	6.875%	9/15/2033	1,200	1,104,000
Qwest Corp.	8.605%#	6/15/2013	3,500	3,710,000

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Telecommunications: Integrated/Services (continued)
Telecom Argentina S.A., Series B (Argentina)(a)	10.00%	10/15/2011	$611	$614,306
Windstream Corp.	8.125%	8/1/2013	3,500	3,631,250
Total				26,883,306

Telecommunications: Wireless 3.93%
Centennial Cellular	11.11%#	1/1/2013	3,000	3,090,000
Dobson Cellular Systems, Inc.	9.875%	11/1/2012	1,900	2,052,000
Dobson Communications Corp.	9.606%#	10/15/2012	2,000	2,050,000
Rural Cellular Corp.	11.106%#	11/1/2012	5,000	5,175,000
SunCom Wirless Holdings, Inc.	8.50%	6/1/2013	1,500	1,516,875
Total				13,883,875

Transportation (Excluding Air/Rail) 0.74%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,340,500
Saint Acquisition Corp.+	12.50%	5/15/2017	1,850	1,262,625
Total				2,603,125
Total High Yield Corporate Bonds (cost $343,019,313)				333,501,311

	Shares
	(000)
WARRANT 0.00%

Consumer Products
Parmalat SpA Warrant (Italy)*+~ (cost $6)	1	1,475
Total Long-Term Investments (cost $343,019,319)		333,502,786

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

	Principal
	Amount
	(000)	Value
SHORT-TERM INVESTMENT 4.00%

Repurchase Agreement
Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $14,535,000 of Federal Home Loan Mortgage Corp. at Zero Coupon and 3.90% due 5/14/2008 and 12/30/2008; value: $14,422,363; proceeds: $14,140,128 (cost $14,132,779)	$14,133	$14,132,779
Total Investments in Securities 98.46% (cost $357,152,098)		347,635,565
Other Assets in Excess of Liabilities(d) 1.54%		5,438,262
Net Assets 100.00%		$353,073,827

PIK Payment-in-kind.

 *    Non-income producing security.

**   Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

 +   Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #   Variable rate security. The interest rate represents the rate at August 31, 2007.

  ~   Fair Valued Security (See Note 2(a)).

(a)   Foreign security traded in U.S. dollars.

(b)   Defaulted security. Maturity date shown represents original maturity date.

(c)   Security has been pledged as collateral for swap contracts as of August 31, 2007.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2007

(d)   Other Assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at August 31, 2007:

Counterparty	Reference Entity	Buy/Sell Protection	(Pay) / Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Abitibi-Consolidated Inc.
Services	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(111,675)
Citicorp Security	DIRECTV Holdings LLC
Services	8.375% due 3/15/2013	Buy	(1.45%)	9/20/2011	1,000	9,256
Citicorp Security	MGM Mirage
Services	5.875% due 2/27/2014	Buy	(1.40%)	9/20/2010	1,300	4,748
Goldman Sachs	Dole Food Company, Inc.
Capital Markets, L.P.	8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(70,029)
Goldman Sachs	Mediacom LLC
Capital Markets, L.P.	9.50% due 1/15/2013	Sell	4.50%	9/20/2012	1,500	(14,834)
Goldman Sachs	Harrah’s Operatng Company Inc.
Capital Markets, L.P.	7.50% due 1/15/2009	Sell	4.55%	9/20/2009	2,000	58,464
Merrill Lynch	The Dow Chemical Company
International	6.00% due 10/1/2012	Buy	(.47%)	6/20/2012	1,000	(8,164)
Merrill Lynch	Mediacom LLC
International	9.50% due 1/15/2013	Sell	4.25%	9/20/2012	1,500	(29,040)
Morgan Stanley	Nalco Company
Capital Services, Inc.	7.75% due 11/15/2011	Sell	4.00%	9/20/2012	1,500	25,987
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	4.85%	6/20/2012	1,000	(68,886)
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	6.00%	9/20/2012	1,000	(37,890)
						$(242,063)

See Notes to Schedule of Investments.	10

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 97.29%

Corporate Bonds 0.53%
AT&T Corp.	7.30%	11/15/2011	$250	$268,023
Corn Products International, Inc.	8.45%	8/15/2009	175	185,297
FMC Corp.	7.00%	5/15/2008	75	75,362
Intuit, Inc.	5.40%	3/15/2012	105	104,562
Total				633,244

Government Sponsored Enterprises
Collateralized Mortgage Obligations 1.82%
Federal Home Loan Mortgage Corp. 1369 F	6.125%#	9/15/2007	1	1,053
Federal Home Loan Mortgage Corp. 1377 F	6.125%#	9/15/2007	-(a)	192
Federal Home Loan Mortgage Corp. 1417 FC	6.625%#	11/15/2007	67	67,363
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	41	41,324
Federal Home Loan Mortgage Corp. 1551 JA	6.175%#	7/15/2008	1	1,133
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	43	42,801
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	96	96,076
Federal Home Loan Mortgage Corp. 1600 FB	4.33%#	10/15/2008	12	11,433
Federal Home Loan Mortgage Corp. 1637 JB	6.075%#	6/15/2023	12	12,021
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	8	7,560
Federal Home Loan Mortgage Corp. 1671 JA	6.025%#	1/15/2024	389	389,962
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	2	2,348
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	431	419,723
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	87	87,170
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	682	677,724
Federal National Mortgage Assoc. 1992-196 F	6.031%#	11/25/2007	9	9,230
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	1	887
Federal National Mortgage Assoc. 1993-196 F	5.981%#	10/25/2008	55	54,760
Federal National Mortgage Assoc. 1993-93 FC	5.133%#	5/25/2008	5	5,244
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	67	66,828
Federal National Mortgage Assoc. 1994-89 FA	5.981%#	3/25/2009	14	13,680
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	177	175,163
Federal National Mortgage Assoc. G93-11 FA	5.931%#	12/25/2008	2	2,093
Total				2,185,768

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs 54.81%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	$2,277	$2,277,435
Federal Home Loan Mortgage Corp.(b)	5.50%	TBA	1,700	1,691,434
Federal Home Loan Mortgage Corp. 1B2132	4.685%#	3/1/2035	610	601,472
Federal Home Loan Mortgage Corp. 1B3113	5.688%#	10/1/2036	741	742,260
Federal Home Loan Mortgage Corp. 1G1314	5.878%#	11/1/2036	1,314	1,320,373
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	780	778,995
Federal Home Loan Mortgage Corp. 1J1630	5.91%#	4/1/2037	1,975	1,980,669
Federal Home Loan Mortgage Corp. 1NO288	5.687%#	11/1/2035	624	628,264
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	81	83,500
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,674	1,635,674
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,319	1,288,845
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	370	378,357
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	123	126,662
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	75	77,258
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	139	140,545
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	210	206,198
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	1,373	1,346,305
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	252	247,238
Federal Home Loan Mortgage Corp. E02322	5.50%	5/1/2022	580	576,594
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	17	17,752
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	332	324,982
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	1,677	1,637,937
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	4,309	4,209,970
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	903	882,385
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	229	223,261
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	1,413	1,380,618
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	12,155	12,086,732
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	390	381,047
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	1,054	1,029,258
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	686	670,602
Federal Home Loan Mortgage Corp. G18190	5.50%	6/1/2022	3,143	3,124,985
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	774	770,312

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	$3,691	$3,670,512
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	1,996	1,985,653
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,101	1,095,080
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	338	335,819
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	30	28,966
Federal National Mortgage Assoc.	3.497%#	8/1/2033	450	447,867
Federal National Mortgage Assoc.	3.926%#	11/1/2034	510	510,967
Federal National Mortgage Assoc.	4.506%#	7/1/2035	978	975,108
Federal National Mortgage Assoc.	4.855%#	8/1/2035	778	772,930
Federal National Mortgage Assoc.	4.975%#	2/1/2032	22	22,239
Federal National Mortgage Assoc.	5.012%#	4/1/2035	583	580,880
Federal National Mortgage Assoc.	5.403%#	9/1/2036	827	823,158
Federal National Mortgage Assoc.	5.487%#	11/1/2036	1,063	1,060,241
Federal National Mortgage Assoc.	5.508%#	4/1/2036	651	649,237
Federal National Mortgage Assoc.	5.628%#	6/1/2036	649	649,038
Federal National Mortgage Assoc.	5.666%#	8/1/2036	1,158	1,161,407
Federal National Mortgage Assoc.	5.757%#	10/1/2036	2,822	2,848,990
Federal National Mortgage Assoc.	5.772%#	1/1/2037	1,417	1,430,577
Federal National Mortgage Assoc.	5.821%#	10/1/2036	480	485,176
Federal National Mortgage Assoc.	5.942%#	5/1/2036	496	503,646
Federal National Mortgage Assoc.	5.961%#	8/1/2036	1,037	1,043,242
Federal National Mortgage Assoc.	5.967%#	12/1/2036	1,311	1,329,086
Federal National Mortgage Assoc.	6.00%	7/1/2014	97	98,017
Federal National Mortgage Assoc.	6.43%	1/1/2008	26	25,938
Federal National Mortgage Assoc.	6.50%	12/1/2007-6/1/2015	485	496,200
Federal National Mortgage Assoc.	6.62%	10/1/2007	70	69,453
Total				65,967,346

Non-Agency Commercial
Mortgage-Backed Securities 16.95%
Banc of America Commercial Mortgage Inc. 2003-2 A1	3.411%	3/11/2041	917	901,658

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Banc of America Commercial
Mortgage Inc. 2004-6 A2	4.161%	12/10/2042	$85	$83,017
Banc of America Commercial
Mortgage Inc. 2005-2 A2	4.247%	7/10/2043	813	806,788
Banc of America Commercial
Mortgage Inc. 2005-3 A2	4.501%	7/10/2043	540	528,112
Banc of America Commercial
Mortgage Inc. 2006-4 A1	5.363%	7/10/2046	155	154,917
Banc of America Commercial
Mortgage Inc. 2006-5 A1	5.185%	9/10/2047	966	961,081
Bear Stearns Commercial
Mortgage, Inc. 2006-PW14	5.044%	12/11/2038	281	278,544
GE Capital Commercial
Mortgage Corp. 2006-C1 A1	5.458%#	3/10/2044	832	831,040
GMAC Commercial
Mortgage Securities Inc. 2004-C2 A1	3.896%	8/10/2038	809	795,649
GMAC Commercial
Mortgage Securities Inc. 2005-C1 A2	4.471%	5/10/2043	1,290	1,264,066
JPMorgan Chase Commercial Mortgage
Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	646	631,124
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	250	243,125
JPMorgan Chase Commercial Mortgage
Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	100	98,898
LB-UBS Commercial
Mortgage Trust 2002-C7 A2	3.899%	12/15/2026	224	222,743
LB-UBS Commercial
Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,900	1,859,709
LB-UBS Commercial
Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,135	1,104,830
LB-UBS Commercial
Mortgage. Trust 2006-C1 A1	5.018%	2/15/2031	696	691,793
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,430	2,404,831
Morgan Stanley Capital 2006-IQ11 A2	5.693%#	10/15/2042	450	453,053
Morgan Stanley Capital I 2003-IQ6 A1	2.80%	12/15/2041	420	415,457
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	245	242,507
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	206	203,090
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	424	419,454

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	$749	$744,231
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1,315	1,325,100
Wachovia Bank Commercial
Mortgage. 2004-C14 A2	4.368%	8/15/2041	2,000	1,957,668
Wachovia Bank Commercial
Mortgage. 2004-C15 A2	4.039%	10/15/2041	800	777,706
Total				20,400,191

Pass-Through Agencies 0.12%
Government National Mortgage Assoc.	5.50%#	9/20/2031	32	32,058
Government National Mortgage Assoc.	6.125%#	11/20/2020-11/20/2027	38	38,271
Government National Mortgage Assoc.	6.50%#	1/20/2018	41	41,847
Government National Mortgage Assoc.	7.00%	4/15/2028	16	16,542
Government National Mortgage Assoc.	10.50%	3/15/2019	16	18,432
Total				147,150

U.S. Treasury Obligations 23.06%
U.S. Treasury Note	4.625%	2/29/2008	12,841	12,865,090
U.S. Treasury Note	4.875%	8/15/2009	8,000	8,100,008
U.S. Treasury Note	5.125%	6/30/2011	6,285	6,487,792
U.S. Treasury Note Inflation Index Bond(c)	1.625%	1/15/2015	316	299,793
Total				27,752,683
Total Long-Term Investments (cost $116,808,096)				117,086,382

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 6.56%
Repurchase Agreements
Repurchase Agreement dated 8/31/2007,
5.20% due 9/4/2007 with Nomura Securities
International, Inc. collateralized by
$7,710,000 of Federal National Mortgage
Assoc. at 5.25% due 12/3/2007; value:
$7,811,547; proceeds: $7,661,424	$7,657	$7,657,000

Repurchase Agreement dated 8/31/2007,
4.68% due 9/4/2007 with State Street
Bank & Trust Co. collateralized by
$250,000 of Federal Home Loan Mortgage
Corp. at 3.90% due 12/30/2008; value:
$248,750; proceeds: $242,735	243	242,608
Total Short-Term Investments (cost $7,899,608)		7,899,608
Total Investments in Securities 103.85% (cost $124,707,704)		124,985,990
Liabilities in Excess of Other Assets (3.85%)		(4,634,652)
Net Assets 100.00%		$120,351,338

PO Principal Only.

    #   Variable rate security. The interest rate represents the rate at August 31, 2007.

  (a)   Value is less than $1,000.

  (b)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (c)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 104.69%

Asset-Backed Securities 0.14%
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	$825	$824,794
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	5.625%#	10/25/2035	245	242,196
Residential Funding Mortgage Securities 2005-HS1 AI1	5.625%#	9/25/2035	207	205,127
USAA Auto Owner Trust 2004-3 A3	3.16%	2/17/2009	16	15,891
Total				1,288,008

Corporate Bonds 10.85%
Aleris International, Inc.	10.00%	12/15/2016	930	871,875
Algoma Acquisition Corp. (Canada)+(a)	9.875%	6/15/2015	695	653,300
Amgen, Inc.+	6.375%	6/1/2037	1,612	1,555,664
Aramark Corp.	8.50%	2/1/2015	1,262	1,263,577
AT&T Corp.	7.30%	11/15/2011	5,081	5,447,299
Avnet, Inc.	6.625%	9/15/2016	2,137	2,171,720
Baldor Electric Co.	8.625%	2/15/2017	819	849,713
Bank of America Corp.	5.625%	10/14/2016	12,107	11,956,123
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	2,267	2,488,248
Brookstone Company Inc.	12.00%	10/15/2012	425	411,188
CenterPoint Energy, Inc.	5.95%	2/1/2017	324	323,563
CenterPoint Energy, Inc.	7.25%	9/1/2010	1,826	1,911,194
Cimarex Energy Co.	7.125%	5/1/2017	1,456	1,426,880
Citigroup, Inc.	6.00%	8/15/2017	9,142	9,270,866
CMS Energy Corp.	6.55%	7/17/2017	1,010	973,047
Comcast Corp.	6.45%	3/15/2037	942	912,554
Corn Products Int’l., Inc.	8.45%	8/15/2009	1,308	1,384,964
Countrywide Financial Corp.	5.80%	6/7/2012	2,211	2,079,872
CVS Caremark Corp.	5.75%	6/1/2017	1,465	1,428,536
Del Laboratories, Inc.	8.00%	2/1/2012	910	828,100
Deutsche Telekom Int’l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	4,005	4,266,022
Dynegy Holdings, Inc.+	7.75%	6/1/2019	955	888,150
Edison Mission Energy+	7.00%	5/15/2017	1,125	1,068,750
Equifax Inc.	7.00%	7/1/2037	887	891,114

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Exelon Generation Co.	6.95%	6/15/2011	$698	$728,765
FMC Corp.	7.00%	5/15/2008	1,617	1,624,817
Ford Motor Credit Corp.	7.875%	6/15/2010	866	813,485
France Telecom S.A. (France)(a)	7.75%	3/1/2011	3,744	4,009,858
GMAC LLC	6.00%	12/15/2011	2,219	1,909,623
GMAC LLC.	6.75%	12/1/2014	653	554,934
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,256	1,187,347
Hawker Beechcraft Corp.+	9.75%	4/1/2017	1,170	1,161,225
HCA, Inc.+	9.125%	11/15/2014	1,095	1,125,112
Home Depot, Inc. (The)	5.875%	12/16/2036	1,674	1,447,113
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	765	707,625
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	985	911,125
Intuit, Inc.	5.40%	3/15/2012	843	839,481
Janus Capital Group Inc	6.25%	6/15/2012	1,559	1,581,701
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	190	178,600
MidAmerican Energy Holdings	6.125%	4/1/2036	748	723,602
Mueller Water Products, Inc.+	7.375%	6/1/2017	1,034	987,470
Nevada Power Co.	6.75%	7/1/2037	1,355	1,346,339
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,492	2,467,997
Pactiv Corp.	5.875%	7/15/2012	648	660,493
Plains Exploration & Production	7.75%	6/15/2015	805	768,775
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	2,645	2,806,485
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	2,577	2,493,247
Smithfield Foods, Inc.	7.75%	7/1/2017	1,195	1,206,950
Source Gas LLC+	5.90%	4/1/2017	735	715,628
Steelcase Inc. Class A	6.50%	8/15/2011	1,614	1,671,649
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,455,300
Tesoro Corp.	6.25%	11/1/2012	800	790,000
Verizon Global Funding Corp.	7.25%	12/1/2010	4,870	5,143,572
W&T Offshore Inc.+	8.25%	6/15/2014	465	435,938
Wabtec Corp.	6.875%	7/31/2013	1,325	1,298,500
Wisconsin Power & Light	6.375%	8/15/2037	1,481	1,513,155
Total				100,588,230

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs 50.64%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	$5,209	$5,209,604
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	4,050	3,994,426
Federal Home Loan Mortgage Corp. 1B3113	5.688%#	10/1/2036	2,938	2,942,787
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	7,520	7,554,578
Federal Home Loan Mortgage Corp. 1G2408	6.14%#	6/1/2036	8,569	8,613,252
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	2,549	2,545,985
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	4,450	4,479,076
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	34	35,590
Federal Home Loan Mortgage Corp. A59216	5.50%	4/1/2037	5,638	5,507,783
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,548	1,516,853
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,775	1,736,491
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	934	913,196
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	904	883,024
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	924	953,395
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	49	50,776
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	229	236,257
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	99	102,945
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	669	677,129
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	210	206,289
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	572	559,963
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	206	206,544
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	513	519,626
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	4,922	4,814,388
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,563	2,506,682
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	1,873	1,829,612
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	6,513	6,363,437
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	227	229,899
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	16,946	16,555,481
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	8,118	7,930,836
Federal Home Loan Mortgage Corp. G11911	5.00%	2/1/2021	685	669,248
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	415	405,876
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	2,018	1,971,363
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,373	3,295,175

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	$1,651	$1,612,900
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	853	832,861
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	1,046	1,039,680
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,230	1,201,623
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	1,100	1,075,089
Federal Home Loan Mortgage Corp. G12486	5.00%	7/1/2021	929	907,656
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	2,793	2,728,412
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	10,127	10,070,078
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	97	95,262
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	2,843	2,777,082
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	955	932,556
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	534	521,286
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	403	393,412
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	2,731	2,667,725
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	4,722	4,613,097
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,681	1,671,592
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	5,511	5,479,644
Federal Home Loan Mortgage Corp. J01505	5.00%	3/1/2021	2,016	1,969,194
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	272	265,484
Federal Home Loan Mortgage Corp. J03921	5.50%	12/1/2021	3,257	3,238,983
Federal Home Loan Mortgage Corp. J04918	5.50%	6/1/2022	1,550	1,541,240
Federal National Mortgage Assoc.	3.497%#	8/1/2033	1,752	1,744,938
Federal National Mortgage Assoc.	4.506%#	7/1/2035	1,924	1,918,388
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,561	5,353,722
Federal National Mortgage Assoc.	4.855%#	8/1/2035	5,814	5,776,830
Federal National Mortgage Assoc.	4.86%	11/1/2012	1,865	1,841,085
Federal National Mortgage Assoc.	5.012%#	4/1/2035	6,916	6,887,970
Federal National Mortgage Assoc.	5.246%#	10/1/2035	7,639	7,531,040
Federal National Mortgage Assoc.	5.393%#	4/1/2036	3,303	3,284,626
Federal National Mortgage Assoc.	5.403%#	9/1/2036	5,186	5,161,598
Federal National Mortgage Assoc.	5.484%#	4/1/2036	1,784	1,778,033
Federal National Mortgage Assoc.	5.487%#	11/1/2036	6,523	6,506,875
Federal National Mortgage Assoc.(b)	5.50%	TBA	10,040	9,806,259
Federal National Mortgage Assoc.(c)	5.50%	11/1/2033 - 9/1/2037	211,152	206,425,281

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal National Mortgage Assoc.	5.508%#	4/1/2036	$3,991	$3,979,580
Federal National Mortgage Assoc.	5.514%#	4/1/2036	2,606	2,598,626
Federal National Mortgage Assoc.	5.628%#	6/1/2036	4,726	4,723,681
Federal National Mortgage Assoc.	5.666%#	8/1/2036	5,969	5,987,404
Federal National Mortgage Assoc.	5.757%#	10/1/2036	5,956	6,012,766
Federal National Mortgage Assoc.	5.772%#	1/1/2037	7,097	7,163,888
Federal National Mortgage Assoc.	5.821%#	10/1/2036	3,709	3,751,744
Federal National Mortgage Assoc.	5.942%#	5/1/2036	4,447	4,512,289
Federal National Mortgage Assoc.	5.961%#	8/1/2036	13,014	13,098,194
Federal National Mortgage Assoc.	5.967%#	12/1/2036	11,736	11,898,915
Total				469,396,154

Non-Agency Commercial
Mortgage-Backed Securities 38.42%
Banc of America Commercial
Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	3,907	3,784,990
Banc of America Commercial
Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	3,000	2,946,629
Banc of America Commercial
Mortgage, Inc. 2003-2 A4	5.061%#	3/11/2041	1,100	1,073,940
Banc of America Commercial
Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	755	738,267
Banc of America Commercial
Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	2,040	1,992,400
Banc of America Commercial
Mortgage, Inc. 2005-1 A5	5.12%#	11/10/2042	1,286	1,261,837
Banc of America Commercial
Mortgage, Inc. 2005-1 ASB	5.002%#	11/10/2042	2,875	2,838,960
Banc of America Commercial
Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	7,559	7,504,077
Banc of America Commercial
Mortgage, Inc. 2005-2 A5	4.857%#	7/10/2043	1,125	1,077,261
Banc of America Commercial
Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	2,760	2,608,721
Banc of America Commercial
Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,186,230

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Banc of America Commercial
Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	$2,000	$1,980,262
Banc of America Commercial
Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	9,540	9,258,662
Banc of America Commercial
Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,805	2,789,561
Banc of America Commercial
Mortgage, Inc. 2005-6 A4	5.353%#	9/10/2047	1,400	1,372,602
Banc of America Commercial
Mortgage, Inc. 2005-6 ASB	5.353%#	9/10/2047	1,450	1,424,603
Banc of America Commercial
Mortgage, Inc. 2006-2 A4	5.93%#	5/10/2045	2,110	2,133,311
Banc of America Commercial
Mortgage, Inc. 2006-3 A4	5.889%#	7/10/2044	5,050	5,130,015
Banc of America Commercial
Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	9,012	8,857,976
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	2,625	2,540,011
Bear Stearns Commercial Mortgage
Securities, Inc. 2004-PWR5 A1	3.762%	7/11/2042	1,257	1,236,537
Bear Stearns Commercial Mortgage
Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	638	623,616
Bear Stearns Commercial Mortgage
Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,217	2,180,064
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	2,448	2,413,018
Bear Stearns Commercial Mortgage
Securities, Inc. 2005 PWR9 A2	4.735%	9/11/2042	350	344,429
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,900	1,895,330
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	12,235,411
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	524,760
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T20 A4A	5.302%#	10/12/2042	800	782,776
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	2,480	2,461,074
Citigroup Commercial Mortgage 2004-C2 A2	4.10%	10/15/2041	1,500	1,461,769
Citigroup Commercial Mortgage 2005-C3 A1	4.391%	5/15/2043	737	725,460
Citigroup Commercial Mortgage 2005-C3 A4	4.86%	5/15/2043	555	531,157

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	$911	$905,390
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	1,000	984,053
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD2 A4	5.545%#	1/15/2046	1,500	1,476,890
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	19,166	18,988,322
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2006-CD3 A2	5.56%	10/15/2048	1,750	1,753,898
Commercial Mortgage Pass-Through
Certificate 2005-C6 AAB	5.077%#	6/10/2044	13,115	12,860,936
Commercial Mortgage Pass-Through
Certificate 2005-C6 A5A	5.116%#	6/10/2044	2,280	2,214,155
Commercial Mortgage Pass-Through
Certificate 2006-C7 A4	5.962%#	6/10/2046	1,630	1,651,643
Commercial Mortgage Pass-Through
Certificate 2006-C8 A4	5.306%	12/10/2046	430	418,784
Credit Suisse First Boston Mortgage
Securities Corp. 2003-CK2 A1	3.006%	3/15/2036	1,261	1,248,517
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C1 A2	3.516%	1/15/2037	786	771,283
Credit Suisse First Boston Mortgage
Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	834,683
Credit Suisse First Boston Mortgage
Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,222,526
Credit Suisse First Boston Mortgage
Securities Corp. 2005-C6 A1	4.938%	12/15/2040	507	503,412
Credit Suisse Mortgage
Capital Cert. 2006-C3 AAB	6.021%#	6/15/2038	357	361,776
CWCapital Cobalt 2006-C1 A4	5.223%	8/15/2048	1,050	1,014,544
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	4,400	4,327,426
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	341	335,593
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%#	6/10/2048	1,750	1,668,561
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	296,185
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.518%#	3/10/2044	5,915	5,915,474
GMAC Commercial Mortgage Securities, Inc.	4.93%	7/10/2039	178	172,955
GMAC Commercial Mortgage
Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	5,800	5,417,234

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage
Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	$2,210	$2,175,361
GMAC Commercial Mortgage
Securities, Inc. 2003-C2 A2	5.475%#	5/10/2040	4,190	4,189,693
GMAC Commercial Mortgage
Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	630	608,343
GMAC Commercial Mortgage
Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	714,420
GMAC Commercial Mortgage
Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,290	4,203,756
GMAC Commercial Mortgage
Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	1,459,636
GMAC Commercial Mortgage
Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	14,266	13,903,170
Greenwich Capital Commercial
Funding Corp. 2003-C1 A2	3.285%	7/5/2035	1,312	1,269,009
Greenwich Capital Commercial
Funding Corp. 2003-C1 A4	4.111%	7/5/2035	475	443,869
Greenwich Capital Commercial
Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	99	98,658
Greenwich Capital Commercial
Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	1,400	1,369,078
Greenwich Capital Commercial
Funding Corp. 2005-GG3 A4	4.799%#	8/10/2042	1,604	1,532,350
Greenwich Capital Commercial
Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	1,000	964,676
Greenwich Capital Commercial
Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,385	2,370,625
Greenwich Capital Commercial
Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	4,300	4,208,941
Greenwich Capital Commercial
Funding Corp. 2005-GG5 AM	5.277%#	4/10/2037	1,895	1,855,514
Greenwich Capital Commercial
Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	6,877,832
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	529	502,683
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,200	3,040,277
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	940	942,832
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	5,344	5,346,880
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	2,130	2,114,527
JP Morgan Chase Commercial Mortgage
Securities Corp. 2002-C1 A3	5.376%	7/12/2037	395	392,399

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Corp. 2003-C1 A2	4.985%	1/12/2037	$3,582	$3,496,910
JP Morgan Chase Commercial Mortgage
Securities Corp. 2004-C2 A2	5.255%#	5/15/2041	1,675	1,660,125
JP Morgan Chase Commercial Mortgage
Securities Corp. 2004-C2 A3	5.38%#	5/15/2041	3,000	2,959,285
JP Morgan Chase Commercial Mortgage
Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	641	626,193
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	841,913
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-LDP1 A4	5.038%#	3/15/2046	625	603,835
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	2,294	2,273,005
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	400	383,240
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-LDP5 A	5.345%#	12/15/2044	10,450	10,251,055
JP Morgan Chase Commercial Mortgage
Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	750	745,605
JP Morgan Chase Commercial Mortgage
Securities Corp. 2006-CB15 A4	5.814%#	6/12/2043	500	505,611
JP Morgan Chase Commercial Mortgage
Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	120	119,014
LB-UBS Commercial
Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	1,200	1,174,789
LB-UBS Commercial
Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	3,145	3,095,105
LB-UBS Commercial
Mortgage Trust 2004-C2 A4	4.367%	3/15/2036	2,300	2,155,955
LB-UBS Commercial
Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,185	1,159,871
LB-UBS Commercial
Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	492	471,930
LB-UBS Commercial
Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,528,686
LB-UBS Commercial
Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	683,571
LB-UBS Commercial
Mortgage Trust 2005-C1 A4	4.742%	2/15/2030	3,160	3,010,876

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	$145	$142,283
LB-UBS Commercial
Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	332,382
LB-UBS Commercial
Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	3,030,798
LB-UBS Commercial
Mortgage Trust 2005-C7 A4	5.197%#	11/15/2030	425	415,016
LB-UBS Commercial
Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	3,166,785
LB-UBS Commercial
Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	3,280	3,180,184
LB-UBS Commercial
Mortgage Trust 2006-C3 A4	5.661%#	3/15/2039	1,130	1,132,380
LB-UBS Commercial
Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	1,635	1,602,918
Merrill Lynch Countrywide
Commercial Trust 2006-1 A2	5.439%#	2/12/2039	1,500	1,500,288
Merrill Lynch Countrywide
Commercial Trust 2006-3 A2	5.291%#	7/12/2046	795	789,569
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,600	1,557,814
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,700	1,671,387
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	10,185	10,013,130
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,131,005
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,125	1,082,935
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,255,244
Merrill Lynch Mortgage Trust 2005-MKB2 A4	5.204%#	9/12/2042	5,925	5,790,945
Merrill Lynch Mortgage Trust 2006-C1 A2	5.798%#	5/12/2039	14,345	14,456,197
Merrill Lynch Mortgage Trust 2006-C1 A4	5.843%#	5/12/2039	1,630	1,641,361
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	719	695,172
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,936,837
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	215	208,365
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	169	166,957
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,805	1,758,237
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	338	332,431
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	2,520	2,490,506
Morgan Stanley Capital I 2005-HQ5 A4	5.168%	1/14/2042	4,065	3,961,296
Morgan Stanley Capital I 2005-HQ7 AAB	5.352%#	11/14/2042	520	513,632

See Notes to Schedule of Investments.	10

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial
Mortgage-Backed Securities (continued)
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%#	9/15/2042	$905	$890,384
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	2,224,257
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299	1,277,736
Morgan Stanley Capital I 2006-HQ8 A4	5.561%#	3/12/2044	180	178,330
Morgan Stanley Capital I 2006-HQ8 AAB	5.565%#	3/12/2044	1,300	1,293,919
Morgan Stanley Capital I 2006-HQ9 A4	5.731%#	7/12/2044	235	236,163
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	350	346,904
Morgan Stanley Dean Witter Capital
2003-T11 A4	5.15%	6/13/2041	5,530	5,424,735
Wachovia Bank Commercial
Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	2,450	2,343,840
Wachovia Bank Commercial
Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,913	1,867,887
Wachovia Bank Commercial
Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	514	504,493
Wachovia Bank Commercial
Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300	1,270,246
Wachovia Bank Commercial
Mortgage Trust 2005-C21 APB	5.35%#	10/15/2044	3,015	2,985,865
Wachovia Bank Commercial
Mortgage Trust 2005-C21 A4	5.385%#	10/15/2044	10,240	10,072,597
Wachovia Bank Commercial
Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594	591,773
Total				356,056,242

Pass-Through Agencies 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	-(d)	77

U.S. Treasury Obligations 4.64%
U.S. Treasury Bond(e)	4.50%	2/15/2036	32,610	30,920,932
U.S. Treasury Note Inflation Index Bond(f)	1.625%	1/15/2015	2,406	2,279,463
U.S. Treasury Strips	Zero Coupon	2/15/2036	38,555	9,807,737
Total				43,008,132
Total Long-Term Investments (cost $971,643,723)				970,336,843

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2007

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 0.67%

Repurchase Agreements
Repurchase Agreement dated 8/31/2007, 5.20% due 9/4/2007 with Nomura Securities International, Inc. collateralized by $5,035,000 of Federal Home Loan Bank at 5.125% due 7/25/2008 and $770,000 of Federal National Mortgage Assoc. at 5.25% due 12/3/2007; value: $5,848,131; proceeds: $5,738,314	$5,735	$5,735,000

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $525,000 of Federal National Mortgage Assoc. at 5.75% due 2/15/2008; value: $527,080; proceeds: $514,608	514	514,340
Total Short-Term Investments (cost $6,249,340)		6,249,340
Total Investments in Securities 105.36% (cost $977,893,063)		976,586,183
Liabilities in Excess of Assets(g) (5.36%)		(49,693,504)
Net Assets 100.00%		$926,892,679

 #  Variable rate security. The interest rate represents the rate at August 31, 2007.

 +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)  Foreign security traded in U.S. dollars.

(b)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)  Security has been partially segregated to cover margin requirements for open futures contracts as of August 31, 2007.

(d)  Amount is less than $1,000.

(e)  Security has been fully/partially segregated for open reverse repurchase agreements as of August 31, 2007. (See Note 2(k)).

(f)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(g)  Liabilities in excess of other assets include net unrealized appreciation on TBA sale commitment and futures contracts, as follows:

TBA sale commitment

			Principal
Government Sponsored Enterprises	Interest	Maturity	Amount
Pass-Through	Rate	Date	(000)	Value
Federal National Mortgage Assoc.(b)	5.50%	TBA	$9,000	$8,790,471
Total (Proceeds $8,758,125)

Open futures contracts at August 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 5-Year Treasury Note	December 2007	482	Short	$(51,430,906)	$115,269
U.S. 10-Year Treasury Note	December 2007	25	Short	(2,726,172)	2,987
Total				$(54,157,078)	$118,256

See Notes to Schedule of Investments.	12

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 104.76%

Government Sponsored Enterprises Bond 0.77%
Federal National Mortgage Assoc.	6.00%	5/15/2011	$4,500	$4,692,749
Government Sponsored Enterprises
Collateralized Mortgage Obligations 0.77%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%(b)	10/15/2020	1	927
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon	7/1/2022	49	40,045
Federal Home Loan Mortgage Corp. 181 F IO	494.14%(b)	8/15/2021	6	6,506
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%#(b)	12/15/2020	-(a)	338
Federal Home Loan Mortgage Corp. 1032 IO	544.714%(b)	12/15/2020	1	1,068
Federal Home Loan Mortgage Corp. 1046 I IO	1009%(b)	2/15/2021	-(a)	450
Federal Home Loan Mortgage Corp. 1049 N IO	1010.5%(b)	2/15/2021	1	1,061
Federal Home Loan Mortgage Corp. 1058 I IO	1008.5%(b)	4/15/2021	-(a)	283
Federal Home Loan Mortgage Corp. 1059 U IO	409%(b)	4/15/2021	1	739
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%(b)	4/15/2021	1	1,064
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%(b)	5/15/2021	2	2,070
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon	6/15/2021	59	59,028
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%(b)	9/15/2021	-(a)	438
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon	10/15/2021	121	120,928
Federal Home Loan Mortgage Corp. 1180 G IO	1008.4%(b)	11/15/2021	-(a)	204
Federal Home Loan Mortgage Corp. 1200 IB IO	1007%(b)	2/15/2022	-(a)	82
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%(b)	4/15/2022	-(a)	167
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon	8/15/2022	174	174,008
Federal Home Loan Mortgage Corp. 1364 A	6.075%#	9/15/2007	-(a)	94
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon	9/15/2022	97	84,840
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	1,077	1,049,308
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	1,137	1,132,582
Federal National Mortgage Assoc. 94 2 IO	9.50%	8/1/2021	27	6,577
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon	4/25/2022	10	8,213
Federal National Mortgage Assoc. 1991-158 E IO	1008%#(b)	12/25/2021	-(a)	9,751
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	964	967,332
Federal National Mortgage Assoc. 2003-86 NA	4.00%	2/25/2013	504	500,363

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Assoc. 2004-81 KA	4.50%	5/25/2012	$536	$533,409
Total				4,701,875
Government Sponsored Enterprises
Pass-Throughs 90.34%
Federal Home Loan Mortgage Corp.	4.201%#	1/1/2034	6,520	6,521,121
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	6,170	6,132,159
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	3,268	3,223,243
Federal Home Loan Mortgage Corp. 1B3113	5.688%#	10/1/2036	3,085	3,089,684
Federal Home Loan Mortgage Corp. 1G1314	5.88%#	11/1/2036	5,135	5,158,983
Federal Home Loan Mortgage Corp. 1G2408	6.14%#	6/1/2036	3,971	3,991,182
Federal Home Loan Mortgage Corp. 1G2501	5.528%#	10/1/2036	2,729	2,726,484
Federal Home Loan Mortgage Corp. 1J1630	5.91%#	4/1/2037	11,043	11,075,994
Federal Home Loan Mortgage Corp. 1NO288	5.689%#	11/1/2035	2,942	2,960,597
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	946	975,836
Federal Home Loan Mortgage Corp. A59216	5.50%	4/1/2037	12,904	12,605,347
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	14,012	13,706,470
Federal Home Loan Mortgage Corp. B18677	5.00%	1/1/2020	1,150	1,123,759
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	533	550,970
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,809	1,866,178
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	723	745,325
Federal Home Loan Mortgage Corp. E84922	6.00%	8/1/2016	271	274,083
Federal Home Loan Mortgage Corp. E88194	6.00%	2/1/2017	251	253,866
Federal Home Loan Mortgage Corp. E89593	6.00%	5/1/2017	480	485,553
Federal Home Loan Mortgage Corp. G01391	7.00%	4/1/2032	716	741,149
Federal Home Loan Mortgage Corp. G11300	6.00%	8/1/2017	445	450,753
Federal Home Loan Mortgage Corp. G11742	5.00%	7/1/2020	545	532,704
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	2,959	2,890,783
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	11,669	11,400,619
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,471	7,298,687
Federal Home Loan Mortgage Corp. G11981	5.00%	4/1/2021	2,634	2,573,091
Federal Home Loan Mortgage Corp. G11994	5.50%	5/1/2021	20,018	19,905,061
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	4,555	4,450,383

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	$3,350	$3,272,847
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	5,283	5,161,581
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	7,818	7,638,338
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	11,824	11,552,241
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	7,907	7,724,942
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	4,274	4,175,569
Federal Home Loan Mortgage Corp. G18082	5.00%	11/1/2020	3,649	3,565,054
Federal Home Loan Mortgage Corp. G18157	5.50%	12/1/2021	12,780	12,707,219
Federal Home Loan Mortgage Corp. G18163	5.50%	1/1/2022	3,116	3,098,478
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	879	874,366
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	5,146	5,117,239
Federal Home Loan Mortgage Corp. J05928	5.50%	3/1/2021	9,964	9,907,170
Federal National Mortgage Assoc.	3.497%#	8/1/2033	2,302	2,291,755
Federal National Mortgage Assoc.	3.926%#	11/1/2034	2,049	2,054,440
Federal National Mortgage Assoc.	4.506%#	7/1/2035	5,051	5,034,678
Federal National Mortgage Assoc.	4.855%#	8/1/2035	3,055	3,035,580
Federal National Mortgage Assoc.	4.86%	11/1/2012	6,927	6,838,604
Federal National Mortgage Assoc.	4.94%	1/1/2013	17,761	17,585,779
Federal National Mortgage Assoc.	5.012%#	4/1/2035	4,624	4,604,947
Federal National Mortgage Assoc.	5.246%#	10/1/2035	7,019	6,920,070
Federal National Mortgage Assoc.	5.393%#	4/1/2036	2,768	2,752,271
Federal National Mortgage Assoc.	5.403%#	9/1/2036	3,250	3,234,790
Federal National Mortgage Assoc.	5.484%#	4/1/2036	3,641	3,629,541
Federal National Mortgage Assoc.	5.487%#	11/1/2036	5,003	4,990,615
Federal National Mortgage Assoc.(c)	5.50%	TBA	12,120	11,837,834
Federal National Mortgage Assoc.	5.50%	11/1/2025 - 8/1/2037	241,656	236,202,628
Federal National Mortgage Assoc.	5.508%#	4/1/2036	3,077	3,068,003
Federal National Mortgage Assoc.	5.514%#	4/1/2036	4,199	4,187,063
Federal National Mortgage Assoc.	5.666%#	8/1/2036	6,066	6,084,188
Federal National Mortgage Assoc.	5.757%#	10/1/2036	3,715	3,750,231
Federal National Mortgage Assoc.	5.772%#	1/1/2037	5,544	5,596,345
Federal National Mortgage Assoc.	5.821%#	10/1/2036	2,619	2,649,115

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Pass-Throughs (continued)
Federal National Mortgage Assoc.	5.942%#	5/1/2036	$2,359	$2,393,833
Federal National Mortgage Assoc.	5.961%#	8/1/2036	5,026	5,058,092
Federal National Mortgage Assoc.	5.967%#	12/1/2036	4,205	4,263,733
Total				550,569,243
Pass-Through Agency 0.31%
Government National Mortgage Assoc.	7.00%	8/15/2027	1,794	1,872,671
U.S. Treasury Obligations 12.57%
U.S. Treasury Bond(d)	4.50%	2/15/2036	26,900	25,506,688
U.S. Treasury Note(d)	4.25%	8/15/2013	31,800	31,703,137
U.S. Treasury Note	4.50%	5/15/2017	1,630	1,623,633
U.S. Treasury Note Inflation Index Bond(f)	1.625%	1/15/2015	1,609	1,524,811
U.S. Treasury Strips	Zero Coupon	8/15/2020	17,963	9,524,144
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	26,395	6,714,439
Total				76,596,852
Total Long-Term Investments (cost $637,419,737)				638,433,390

SHORT-TERM INVESTMENTS 7.16%
Repurchase Agreements
Repurchase Aggrement dated 8/31/2007, 5.20% due 9/4/2007 with Nomura Securities International, Inc. collateralized by $2,675,000 of Federal Home Loan Bank at 5.125% and 5.50 % due 7/25/2008 and 6/12/2009 and $40,020,000 of Federal Home Loan Mortgage Corp. at 5.57% due 5/21/2012; value: $43,412,777; proceeds: $42,673,642			42,649	42,649,000

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $1,005,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010; value: $1,033,894; proceeds: $1,009,578			1,009	1,009,053
Total Short-Term Investments (cost $43,658,053)				43,658,053
Total Investments in Securities 111.92% (cost $681,077,790)				682,091,443
Liabilities in Excess of Assets(g) (11.92%)				(72,653,292)
Net Assets 100.00%				$609,438,151

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2007

IO   Interest Only.

PO  Principal Only.

   #  Variable rate security. The interest rate represents the rate at August 31, 2007.

 (a)  Amount is less than $1,000.

 (b)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an  IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

 (c)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

 (d)  Securities have been fully/partially segregated for open reverse repurchase agreements as of August 31, 2007. See Note 2(h).

 (e)  Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2007.

 (f)  Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

 (g)  Liabilities in excess of other assets include net unrealized appreciation on TBA sale commitment and futures contracts, as follows:

TBA sale commitment
			Principal
Government Sponsored Enterprises	Interest	Maturity	Amount
Pass-Though	Rate	Date	(000)	Value

Federal National Mortgage Assoc.(h)	5.50%	TBA	$6,000	$5,860,314
Total (Proceeds $5,838,750)

Open futures contracts at August 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 5-Year Treasury Note	December 2007	119	Short	$(12,697,672)	$28,459

 (h)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.	5

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Strategy Fund (“Income Strategy Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), Lord Abbett Total Return Fund (“Total Return Fund”), Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”), and Lord Abbett World Growth & Income Strategy Fund (“World Growth & Income Strategy Fund”). Effective September 14, 2007, Income Strategy Fund has been renamed Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and World Growth & Income Strategy Fund has been renamed Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)    Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)     Foreign Transactions—The books and records of Convertible Fund and High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when earned or recorded.

(d)    Futures Contracts—The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of August 31, 2007, Core Fixed Income Fund, Total Return Fund and U.S. Government Fund had open futures contracts.

(e)     When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with

Notes to Schedule of Investments (unaudited)(continued)

payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)       TBA Sale Commitments—Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(g)    Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)    Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of August 31, 2007, Core Fixed Fund, Total Return Fund and U.S. Government Fund had open reverse repurchase agreements.

(i)        Mortgage Dollar Rolls—Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(j)        Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(k)     Credit Default Swaps—High Yield Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty

Notes to Schedule of Investments (unaudited)(continued)

in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3.   FEDERAL TAX INFORMATION

As of August 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,301,557,865	$297,866,100	$129,421,255
Gross unrealized gain	125,050,445	27,206,629	493,954
Gross unrealized loss	(7,979,618)	(3,581,145)	(528,159)
Net unrealized security gain (loss)	$117,070,827	$23,625,484	($34,205)

	Diversified Equity Strategy Fund	High Yield Fund	Diversified Income Strategy Fund
Tax cost	$48,081,950	$357,691,966	$83,546,019
Gross unrealized gain	2,163,027	1,241,621	409,503
Gross unrealized loss	(206,329)	(11,298,022)	(1,172,523)
Net unrealized security gain (loss)	$1,956,698	($10,056,401)	($763,020)

	Limited Duration Fund	Total Return Fund	U.S. Government Fund
Tax cost	$124,966,930	$978,650,580	$682,377,680
Gross unrealized gain	284,942	3,879,604	2,265,590
Gross unrealized loss	(265,882)	(5,944,001)	(2,551,827)
Net unrealized security gain (loss)	$19,060	($2,064,397)	($286,237)

Growth & Income Strategy Fund
Tax cost	$314,152,474
Gross unrealized gain	25,716,061
Gross unrealized loss	(1,182,275)
Net unrealized security gain	$24,533,786

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4.   INVESTMENT RISKS

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Diversified Equity Strategy Fund’s, Diversified Income Strategy Fund’s and Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

Convertible Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible

Notes to Schedule of Investments (unaudited)(continued)

securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Core Fixed Income Fund and Total Return Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments In Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other funds (“Underlying Funds”) managed by Lord Abbett. As of August 31, 2007, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	34.86%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	0.55%
Lord Abbett Bond Debenture Fund, Inc. – Class Y	14.93%
Lord Abbett Investment Trust – High Yield Fund – Class Y	9.59%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	10.67%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class Y	11.74%
Lord Abbett Investment Trust – Total Return Fund – Class Y	17.66%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	15.44%
Lord Abbett Securities Trust – All Value Fund – Class Y	4.83%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	4.85%
Lord Abbett Developing Growth Fund – Class Y	4.93%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	5.27%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	20.37%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	5.07%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	17.86%
Lord Abbett Large Cap Growth Fund – Class Y	12.39%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	8.99%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	14.86%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	20.10%
Lord Abbett Bond Debenture Fund, Inc. – Class Y	4.86%
Lord Abbett Investment Trust – High Yield Fund – Class Y	39.79%
Lord Abbett Investment Trust – Total Return Fund – Class Y	20.39%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	1.67%
Lord Abbett Securities Trust – All Value Fund – Class Y	1.15%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	1.15%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	4.61%
Lord Abbett Investment Trust – High Yield Fund – Class Y	4.81%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	24.78%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	5.20%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	22.75%
Lord Abbett Large Cap Growth Fund – Class Y	14.06%
Lord Abbett Investment Trust – Total Return Fund – Class Y	18.40%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	1.42%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2007, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	4.55%
Bank of New York Mellon Corp.	4.03%
General Electric Co.	3.99%
Citigroup, Inc.	3.72%
AT&T Inc.	3.29%
Procter & Gamble Co. (The)	2.99%
Sun Microsystems, Inc.	2.60%
Kraft Foods Inc., Class A	2.35%
Federal National Mortgage Association	2.16%
Coca-Cola Co. (The)	2.07%

Holdings by Sector*	% of Investments
Auto & Transportation	1.70%
Consumer Discretionary	6.68%
Consumer Staples	13.24%
Financial Services	23.02%
Healthcare	8.74%
Integrated Oils	5.09%
Materials and Processing	6.01%
Other	4.54%
Other Energy	2.23%
Producer Durables	3.37%
Technology	16.54%
Utilities	7.75%
Short-Term Investments	1.09%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust — All Value Fund

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	4.69%
General Electric Co.	3.68%
AT&T Inc.	3.07%
Carlisle Companies, Inc.	2.67%
Abbott Laboratories	2.21%
Berkshire Hathaway Financial, Class B	1.97%
Bank of New York Mellon Corp.	1.89%
Barrick Gold Corp.	1.85%
Oshkosh Truck Corp.	1.81%
Cullen/Frost Bankers, Inc.	1.78%

Holdings by Sector*	% of Investments
Auto & Transportation	2.51%
Consumer Discretionary	4.15%
Consumer Staples	6.72%
Financial Services	8.57%
Healthcare	11.46%
Integrated Oils	7.28%
Materials and Processing	13.60%
Other	9.76%
Other Energy	5.87%
Producer Durables	7.08%

Investments In Underlying Funds (unaudited)(continued)

Technology	11.71%
Utilities	9.87%
Short-Term Investments	1.42%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.87%
Ameren Corp.	2.23%
Kraft Foods Inc., Class A	2.19%
Windstream Corp.	2.19%
Bristol-Myers Squibb Co.	2.17%
Chevron Corp.	2.07%
NiSource Inc.	1.98%
Newell Rubbermaid, Inc.	1.96%
Puget Energy Inc.	1.96%
Halliburton Co.	1.89%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.87%
Consumer Staples	8.90%
Energy	9.38%
Financials	18.06%
Healthcare	5.72%
Industrials	8.03%
Information Technology	1.99%
Materials	13.21%
Telecommunications Services	9.84%
Utilities	8.18%
Short-Term Investment	2.82%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 5.00%, 2/15/2011	1.42%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	1.25%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.05%
CCH I LLC, 11.00%, 10/1/2015	0.89%
Allbritton Communications Co., 7.75%, 12/15/2012	0.88%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.86%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.81%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.76%
Idearc Inc., 8.00%, 11/15/2016	0.73%
Edison Mission Energy, 7.00%, 5/15/2017	0.68%

Holdings by Sector*	% of Investments
Agency	9.53%
Banking	1.17%
Basic Industry	9.06%
Capital Goods	8.19%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	6.79%

Investments In Underlying Funds (unaudited)(continued)

Energy	9.97%
Foreign Sovereign	0.41%
Government Guaranteed	2.06%
Insurance	0.79%
Media	10.25%
Mortgage Backed	3.38%
Services Cyclical	10.21%
Services Non-Cyclical	5.40%
Technology & Electronics	5.28%
Telecommunications	5.64%
Utilities	6.58%
Short-Term Investment	0.13%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Developing Growth Fund

Ten Largest Holdings	% of Investments
Onyx Pharmaceuticals, Inc.	1.83%
Synaptics, Inc.	1.80%
Under Armour, Inc.	1.73%
Strayer Education, Inc.	1.62%
Illumina, Inc.	1.61%
Priceline.com, Inc.	1.54%
Equinix, Inc.	1.44%
BE Aerospace, Inc.	1.38%
Varian Semi Equipment Assoc., Inc.	1.38%
Geo Group, Inc. (The)	1.36%

Holdings by Sector*	% of Investments
Auto & Transportation	1.64%
Consumer Discretionary	27.25%
Financial Services	9.16%
Healthcare	18.20%
Materials & Processing	4.70%
Other Energy	6.07%
Producer Durables	5.04%
Technology	22.75%
Short-Term Investment	5.19%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Monsanto Co.	2.91%
Shire Pharmaceuticals ADR	2.39%
Range Resources Corp.	1.92%
Rogers Communications, Inc., Class B	1.87%
Rockwell Collins, Inc.	1.86%
NII Holdings, Inc.	1.85%
Cameron International Corp.	1.79%
Smith International, Inc.	1.79%
Celgene Corp.	1.77%
Precision Castparts Corp.	1.77%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	0.84%
Consumer Discretionary	25.22%
Consumer Staples	1.80%
Financial Services	4.17%
Healthcare	19.89%
Materials & Processing	7.70%
Other	1.10%
Other Energy	8.74%
Producer Durables	7.61%
Technology	14.68%
Utilities	2.73%
Short-Term Investment	5.52%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
General Motors Corp., 7.20%, 1/15/2011	1.79%
Univision Communications Inc., 9.75%, 3/15/2015	1.65%
Ball Corp., 6.625%, 3/15/2018	1.63%
Rural Cellular Corp., 11.10625%, 11/1/2012	1.49%
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1.49%
Dex Media East UC/Finance, 9.875%, 11/15/2009	1.47%
Inergy Finance L.P., 8.25%, 3/1/2016	1.46%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.35%
Idearc Inc., 8.00%, 11/15/2016	1.28%
Alpha Natural Resources, Inc. 10.00%, 6/1/2012	1.20%

Holdings by Sector*	% of Investments
Basic Industry	9.46%
Capital Goods	9.30%
Consumer Cyclical	10.27%
Consumer Non-Cyclical	3.14%
Energy	10.98%
Insurance	0.55%
Media	11.85%
Services Cyclical	13.21%
Services Non-Cyclical	5.06%
Technology & Electronics	3.68%
Telecommunications	11.74%
Utilities	6.69%
Short-Term Investments	4.07%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
ABN AMRO Holding NV	2.73%
BAE Systems plc	2.54%
National Bank of Greece S.A.	2.36%
Linde AG	2.01%
Vodafone Group plc	1.95%
Nestle S.A.	1.93%

Investments In Underlying Funds (unaudited)(continued)

Merck KGaA	1.91%
KBC Group N.V.	1.84%
SABMiller plc	1.75%
BNP Paribas S.A.	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.84%
Consumer Staples	11.47%
Energy	6.41%
Financial Services	21.75%
Healthcare	7.94%
Industrials	12.03%
Information Technology	7.02%
Materials and Processing	7.09%
Telecommunications	8.52%
Utilities	5.66%
Short-Term Investment	5.27%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Neopost S.A.	3.12%
Draka Holding N.V.	2.98%
Prosegur Compania de Seguridad S.A.	2.57%
Davide Campari-Milano SpA	2.51%
Intertek Group plc	2.35%
Punch Taverns plc	2.34%
Vedior N.V.	2.00%
Wacker-Chemie AG	1.93%
Songa Offshore ASA	1.81%
Getinge AB, Class B	1.80%

Holdings by Sector*	% of Investments
Basic Materials	11.40%
Consumer Cyclicals	13.90%
Consumer Non-Cyclicals	5.61%
Diversified Financials	5.89%
Energy	7.58%
Healthcare	3.48%
Industry Goods & Services	23.88%
Non-Property Financials	8.79%
Property and Property Services	3.76%
Technology	5.19%
Telecommunications	1.49%
Transportation	2.13%
Utilities	1.66%
Short-Term Investment	5.24%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	2.80%
Monsanto Co.	2.62%
AT&T Inc.	2.60%
ExxonMobil Corp.	2.33%
General Electric Co.	2.18%
Abbott Laboratories	2.04%
Intel Corp.	1.75%
Cisco Systems, Inc.	1.74%
Hewlett-Packard Co.	1.69%
GameStop Corp.	1.64%

Holdings by Sector*	% of Investments
Auto & Transportation	0.68%
Consumer Discretionary	11.73%
Consumer Staples	10.13%
Financial Services	15.43%
Healthcare	16.84%
Integrated Oils	4.00%
Materials and Processing	5.21%
Other	2.75%
Other Energy	2.66%
Producer Durables	6.76%
Technology	14.92%
Utilities	7.36%
Short-Term Investment	1.53%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Cisco Systems, Inc.	3.95%
Shire Pharmaceuticals ADR	3.63%
Celgene Corp.	3.54%
Boeing Co. (The)	3.01%
Corning, Inc.	2.98%
St. Jude Medical, Inc.	2.96%
PepsiCo, Inc.	2.90%
Research In Motion Ltd.	2.85%
Target Corp.	2.85%
Hewlett-Packard Co.	2.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.65%
Consumer Staples	8.50%
Financial Services	3.41%
Healthcare	19.05%
Materials & Processing	4.59%
Other	1.71%
Other Energy	6.77%
Producer Durables	7.53%
Technology	30.42%
Utilities	2.79%

Investments In Underlying Funds (unaudited)(continued)

Short-Term Investment	0.58%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 11/1/2036	3.71%
U.S. Treasury Bond, 4.50%, 2/15/2036	3.17%
Citigroup/Deutsche Bank Comm. Mortgage Trust 2006-CD2 AAB, 5.575%, 1/15/2046	1.94%
Federal Home Loan Mortgage Corp., G11879, 5.00%, 10/1/2020	1.70%
Merrill Lynch Mortgage Trust 2006-C1 A2, 5.798%, 5/12/2039	1.48%
Federal National Mortgage Assoc., 5.50%, 2/1/2035	1.48%
Federal National Mortgage Assoc., 5.50%, 5/1/2036	1.45%
GMAC Commercial Mortgage 2006-C1 A4, 5.238%, 11/10/2045	1.42%
Federal National Mortgage Assoc., 5.961%, 8/1/2036	1.34%
Commercial Mortgage Pass-Through, 2005-C6 AAB, 5.077%, 6/10/2044	1.32%

Credit Rating	% of Investments
AAA	84.66%
AA	2.17%
AA-	0.12%
A+	0.16%
A	1.08%
A-	1.22%
BBB+	0.88%
BBB	0.23%
BBB-	1.63%
BB+	0.73%
BB	0.51%
BB-	0.52%
B	0.55%
B-	0.41%
CCC	0.09%
U.S. Treasury	4.40%
Short-Term Investments	0.64%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Carlisle Companies, Inc.	3.22%
Cullen/Frost Bankers, Inc.	2.93%
Alliant Techsystems Inc.	2.33%
Harsco Corp.	2.31%
Financial Federal Corp.	1.91%
Cytec Industries, Inc.	1.81%
Charles River Laboratories International, Inc.	1.65%
IMS Health Inc.	1.64%
Anixter International, Inc.	1.57%
PerkinElmer, Inc.	1.51%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Tranportation	3.86%
Consumer Discretionary	5.45%
Consumer Staples	2.02%
Financial Services	12.37%
Healthcare	7.40%
Material & Processing	19.21%
Other	4.27%
Other Energy	5.98%
Produce Durables	5.25%
Technology	15.99%
Utilities	8.44%
Short Term Investment	9.76%
Total	100.00%

*A sector may comprise several industries.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 22, 2007